Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,587,820.31

Principal:
Principal Collections	$24,982,995.66
Prepayments in Full	$12,422,621.57
Liquidation Proceeds	$500,323.26
Recoveries	$21,453.83
Sub Total	$37,927,394.32
Collections	$40,515,214.63

Purchase Amounts:
Purchase Amounts Related to Principal	$198,620.01
Purchase Amounts Related to Interest	$1,047.85
Sub Total	$199,667.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,714,882.49

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,714,882.49
Servicing Fee	$749,068.04	$749,068.04	$0.00	$0.00	$39,965,814.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,965,814.45
Interest - Class A-2 Notes	$61,581.63	$61,581.63	$0.00	$0.00	$39,904,232.82
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$39,458,679.49
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$39,321,516.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,321,516.49
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$39,243,783.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,243,783.57
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$39,186,957.57
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,186,957.57
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$39,114,609.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,114,609.65
Regular Principal Payment	$35,656,122.52	$35,656,122.52	$0.00	$0.00	$3,458,487.13
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,458,487.13
Residual Released to Depositor	$0.00	$3,458,487.13	$0.00	$0.00	$0.00
Total		$40,714,882.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$35,656,122.52
Total					$35,656,122.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,656,122.52	$70.19	$61,581.63	$0.12	$35,717,704.15	$70.31
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$35,656,122.52	$22.15	$851,204.80	$0.53	$36,507,327.32	$22.68

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$121,144,197.26	0.2384728	$85,488,074.74	0.1682836
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$841,544,197.26	0.5227307	$805,888,074.74	0.5005827

Pool Information
Weighted Average APR	3.414%	3.400%
Weighted Average Remaining Term	42.70	41.93
Number of Receivables Outstanding	51,787	50,564
Pool Balance	$898,881,649.04	$860,276,777.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$846,659,594.96	$810,424,399.36
Pool Factor	0.5371058	0.5140383

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$12,904,151.66
Yield Supplement Overcollateralization Amount	$49,852,377.91
Targeted Overcollateralization Amount	$54,388,702.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,388,702.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		136	$500,306.91
(Recoveries)		61	$21,453.83
Net Loss for Current Collection Period			$478,853.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6393%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4853%
Second Prior Collection Period			0.4629%
Prior Collection Period			0.8487%
Current Collection Period			0.6533%
Four Month Average (Current and Prior Three Collection Periods)			0.6126%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,604	$5,265,774.50
(Cumulative Recoveries)			$249,256.71
Cumulative Net Loss for All Collection Periods			$5,016,517.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2998%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,022.19
Average Net Loss for Receivables that have experienced a Realized Loss			$1,926.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	512	$10,790,708.39
61-90 Days Delinquent	0.14%	56	$1,234,454.13
91-120 Days Delinquent	0.03%	11	$237,665.01
Over 120 Days Delinquent	0.06%	24	$516,417.46
Total Delinquent Receivables	1.49%	603	$12,779,244.99

Repossession Inventory:
Repossessed in the Current Collection Period		42	$1,087,761.45
Total Repossessed Inventory		67	$1,743,974.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2188%
Prior Collection Period			0.2143%
Current Collection Period			0.1800%
Three Month Average			0.2044%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer